Gross Carrying Value of Intangible Assets and Accumulated Amortization (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 390	$ 350
Accumulated Amortization	71	24
Net Carrying Value	319	326
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	279	245
Accumulated Amortization	51	17
Net Carrying Value	228	228
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	89	88
Accumulated Amortization	16	6
Net Carrying Value	73	82
Trade Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	17	15
Accumulated Amortization	2	1
Net Carrying Value	15	14
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	5	2
Accumulated Amortization	2
Net Carrying Value	$ 3	$ 2